STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 25, 1995

                  Acquisition of the Assets of

                        FFB EQUITY FUND
                               OF
                        FFB FUNDS TRUST

                        237 Park Avenue
                    New York, New York 10017
                         1-800-437-8790

                By and in Exchange for Shares of

                      EVERGREEN VALUE FUND
                               OF
                   EVERGREEN INVESTMENT TRUST

                     2500 Westchester Avenue
                       Purchase, NY  10577
                         1-800-807-2940


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets of the FFB Equity Fund, a series of FFB Funds Trust, in exchange for Class Y shares of Evergreen Value Fund, a series of Evergreen Investment Trust, and the assumption by Evergreen Value Fund of certain identified liabilities of the FFB Equity Fund, is not a prospectus. A Prospectus/Proxy Statement dated September 25, 1995 relating to the above-referenced matter may be obtained from Evergreen Value Fund, 2500 Westchester Avenue, Purchase, New York 10577 or by calling toll-free 1-800-807-2940. This Statement of Additional Information relates to and should be read in conjunction with such Prospectus/Proxy Statement.

     This Statement of Additional Information incorporates by reference the following documents, a copy of each of which accompanies this Statement of Additional Information:

     1.   The Prospectus of the Evergreen Value Fund dated July
          7, 1995.

     2.   The Statement of Additional Information of the
          Evergreen Value Fund dated July 7, 1995.

     3. The Annual Report of the First Union Value Fund (now known as Evergreen Value Fund) dated December 31, 1994.

     4.   The Semi-Annual Report of the First Union Value Fund
          (now known as Evergreen Value Fund) dated June 30,
          1995.

     5.   The Prospectus of the FFB Equity Fund dated June
          30, 1995.

     6.   The Statement of Additional Information of the FFB
          Equity Fund dated June 30, 1995.

     7.   The Annual Report of the FFB Equity Fund dated February
          28, 1995.


     The following pro forma financial information relates to the FFB Equity Fund and the Evergreen Value Fund:

EVERGREEN VALUE FUND

Pro Forma Combining Financial Statements - June 30, 1995

                               Evergreen                  Lexicon            FFB Equity         Adjustments  Pro-Forma
                               Value Fund               Select Value           Fund                          Combined
                                6/30/95                   6/30/95             6/30/95                        6/30/95

Security Description           Shares        Value       Shares      Value    Shares      Value               Shares       Value
Common Stocks (90.6%)

Banking
& Finance (7.1%)
American Intl. Grp.              20,000     $2,280,000                                                         20,000    $2,280,000
Baybanks Inc.                                             15,000  $1,188,750                                   15,000     1,188,750
Boatmen's Bancshrs. Inc.        410,000     14,452,500                                                        410,000    14,452,500
Central Fidelity Banks,         541,200     16,506,600                                                        541,200    16,506,600
Chemical Banking Corp.                                    49,700   2,348,325                                   49,700     2,348,325
Citicorp                                                  55,800   3,229,425     5,000    $289,375             60,800     3,518,800
Dun & Bradstreet                 20,000      1,050,000                                                         20,000     1,050,000
Equifax Inc.                     60,000      2,002,500                                                         60,000     2,002,500
First Tennessee Nat.            337,700     15,660,838                                                        337,700    15,660,838
Loews Corp.                                                6,200     750,200                                    6,200       750,200
National City Corp.             510,000     14,981,250                                                        510,000    14,981,250
NationsBank Corp.                                                                2,500     134,062              2,500       134,062
Pacificorp                                               103,300   1,936,875                                  103,300     1,936,875
Salomon Incorporated                                      89,750   3,601,219                                   89,750     3,601,219
UJB Financial Corp.                                       33,000   1,002,375                                   33,000     1,002,375
Wells Fargo and Comp.                                     10,950   1,973,738                                   10,950     1,973,738
                                            66,933,688            16,030,907               423,437                       83,388,032

Chemicals
    /Plastics (7.2%)
Air Products &
   Chemicals, Inc.              605,600     33,762,200                                                        605,600    33,762,200
duPont (EI) deNemours                                                            5,000     343,750              5,000       343,750
FMC Corp.                       230,000     15,467,500                                                        230,000    15,467,500
Monsanto Company                                         22,600   2,036,825                                    22,600     2,036,825
Rohm & Haas Co.                 255,000     13,993,125                                                        255,000    13,993,125
Tenneco Inc.                    310,000     14,260,000                                                        310,000    14,260,000
Union Carbide Corp.              68,000      2,269,500    74,800   2,496,450                                  142,800     4,765,950
                                            79,752,325             4,533,275               343,750        0 1,571,000    84,629,350
Consumer Prod. (6.9%)
American Brands, Inc.           804,400     31,974,900                                                        804,400    31,974,900
Chiquita Brands
 International Inc.                                      121,000   1,694,000                                  121,000     1,694,000
Eastman Kodak Co.                35,000      2,121,875                                                         35,000     2,121,875
Philip Morris Cos., Inc.        500,500     37,215,650    48,900   3,636,938     7,000     520,625            556,400    41,373,213
Universal
   Corporation-Virginia                                  103,500   2,173,500                                  103,500     2,173,500
VF Corporation                                            24,000   1,290,000                                   24,000     1,290,000
                                            71,312,425             8,794,438               520,625        0              80,627,488



Cosmetics/Healthcare/
Pharmaceuticals (4.3%)
Amgen Inc.                                                                       2,000     160,875              2,000       160,875
Avon Products Inc.               25,000      1,675,000                                                         25,000     1,675,000
Bristol Meyers Squibb Co        243,200     16,568,000                                                        243,200    16,568,000
Colgate-Palmolive Co.                                                            4,000     292,500              4,000       292,500
Gillette Company                                                                 3,000     133,875              3,000       133,875
Mallinckrodt Group Inc.          40,000      1,420,000                                                         40,000     1,420,000
Merck & Co.                                                                      7,000     343,000              7,000       343,000
Schering-Plough Corp.           320,000     14,120,000                                                        320,000    14,120,000
Warner Lambert Co.              180,000     15,547,500                                                        180,000    15,547,500
                                            49,330,500                     0               930,250        0              50,260,750

Durable Goods (3.7%)
Advanced Micro
  Devices Incorporated                                    24,200     880,275                                   24,200       880,275
American Financial Group                                  59,397   1,544,322                                   59,397     1,544,322
Attwoods Contingent PLC                                   40,382           0                                   40,382             0
Banyan Systems Inc.                                      156,200   2,147,750                                  156,200     2,147,750
Comdisco Inc.                                            110,500   3,356,438                                  110,500     3,356,438
Comsat Corp.                                             164,100   3,220,463                                  164,100     3,220,463
Ford Motor Company              535,000     15,916,250   111,100   3,305,225                                  646,100    19,221,475
McDonnell Douglas Corp.                                   21,600   1,657,800     3,000     230,250             24,600     1,888,050
Motorola Inc.                                             30,000   2,013,750                                   30,000     2,013,750
Potash Corp. of
   Saskatchewan, Inc.                                     46,400   2,592,600                                   46,400     2,592,600
Sun Healthcare Group Inc                                 217,300   3,422,475                                  217,300     3,422,475
YPF Sociedad Anonima ADR                                 156,800   2,959,600                                  156,800     2,959,600
                                            15,916,250            27,100,698               230,250        0              43,247,198
Electrical
    Equipment (3.2%)
Emerson Electric Co.             38,000      2,717,000                                                         38,000     2,717,000
General Electric Co.            528,000     29,766,000                           5,000     281,875            533,000    30,047,875
Phillips Electronics ADR                                  93,100   3,980,025     3,000     128,250             96,100     4,108,275
Texas Instruments                                                                1,000     133,875              1,000       133,875
                                            32,483,000             3,980,025               544,000        0              37,007,025



Energy-Oil/Gas,
  Metals,
    & Mining (9.4%)
Amoco Corp.                                                                      2,500     166,563              2,500       166,563
Amoco Corporation                                         27,100   1,805,538                                   27,100     1,805,538
Atlantic Richfield Co.          267,600     29,369,100                                                        267,600    29,369,100
Barrick Gold Co.                 45,000      1,136,250                                                         45,000     1,136,250
British Petroleum                                                                2,250     192,656              2,250       192,656
Chevron Corp.                   575,000     26,809,375                                                        575,000    26,809,375
Cyprus Amax
      Minerals Company           20,000        570,000    26,000     741,000                                   46,000     1,311,000
Exxon Corp.                     200,000     14,125,000                           2,000     141,250            202,000    14,266,250
Mobil Corp.                                                                      2,500     240,000              2,500       240,000
Mobil Corporation                                         15,500   1,488,000                                   15,500     1,488,000
Peco Energy Co.                  50,000      1,381,250                                                         50,000     1,381,250
Royal Dutch Petro.-NY                                                            1,500     182,813              1,500       182,813
Texaco Inc.                     444,900     29,196,563                                                        444,900    29,196,563
Unocal Corp.                     48,000      1,326,000                                                         48,000     1,326,000
YPF Sociedad Anonima
    ADS class D                                                                 20,000     377,500             20,000       377,500
                                           103,913,538              4,034,538            1,300,782                      109,248,858
Entertainment
Walt Disney Co.                                                                  4,000     222,500              4,000       222,500
                                      0              0         0           0               222,500        0                 222,500
Food &
     Beverages (4.0%)
Anheuser
   Busch Cos., Inc.             545,600     31,031,000                                                        545,600    31,031,000
Campbell Soup Co.                                                                3,000     147,000              3,000       147,000
Coca-Cola Co.                                                                    4,000     255,000              4,000       255,000
Kellogg Co.                                                                      2,000     142,750              2,000       142,750
McCormick & Co. Inc.            637,500     13,706,250                                                        637,500    13,706,250
Wendy's Interntl. Inc.           90,000      1,608,750                                                         90,000     1,608,750
                                            46,346,000         0           0               544,750        0              46,890,750

Industrial (3.2%)
Avery Dennison Corp.             35,000      1,409,000                                                         35,000     1,409,000
Ball Corp.                      450,000     15,693,750                                                        450,000    15,693,750
Chemed Corp.                     40,000      1,390,000                                                         40,000     1,390,000
ITT Corp.                       139,800     16,426,500                           2,000     235,000            141,800    16,661,500
Kennametal Inc.                  30,000      1,057,500                                                         30,000     1,057,500
Wellman Inc.                     25,200        689,850                                                         25,200       689,850
                                            36,666,600         0           0               235,000       0               36,901,600

Insurance Serv. (5.9%)
Aflac Inc.                                                                       4,000     175,000              4,000       175,000
American General Corp.        1,050,000     35,437,500                                                      1,050,000    35,437,500
Providian Corp.                 878,400     31,842,000                                                        878,400    31,842,000
Reliastar Fin. Corp.                                                            10,000     382,500             10,000       382,500
U.S. Healthcare Inc.             30,000        918,750                           5,000     153,125             35,000     1,071,875
                                            68,198,250         0           0               710,625        0              68,908,875


Machinery-
   Diversified (0.0%)
Caterpillar Inc.                                                                 2,000     128,500              2,000       128,500
Deere & Co.                                                                      3,000     256,875              3,000       256,875
                                      0              0         0           0               385,375        0                 385,375

Retail (12.2%)
American Stores Co.           1,143,000     32,146,875                                                      1,143,000    32,146,875
Dayton Hudson Corp.             187,500     13,453,125                                                        187,500    13,453,125
Dillard Department
   Stores, Inc.                 565,000     16,596,875                                                        565,000    16,596,875
Lowe's Companies                                                                 9,000     268,875              9,000       268,875
Mattel, Inc.                                                                     9,000     234,000              9,000       234,000
May Department
  Stores Co.                    660,000     27,472,500                                                        660,000    27,472,500
Melville Corp.                  428,200     14,665,850                                                        428,200    14,665,850
Penney JC, Inc.                  34,000      1,632,000                                                         34,000     1,632,000
Pitney Bowes, Inc.              885,100     33,965,743                                                        885,100    33,965,743
Sears Roebuck & Co.              25,000      1,496,875                                                         25,000     1,496,875
St John Knits                    10,000        448,750                                                         10,000       448,750
Wal-Mart Stores, Inc.                                                            9,000     240,750              9,000       240,750
                                           141,878,593         0           0               743,625        0             142,622,218

Technology (2.7%)
Applied Materials                                                                2,500     216,652              2,500       216,652
Automatic
     Data Processing             13,000        817,375                                                         13,000       817,375
Boeing Co.                      336,800     21,092,108                                                        336,800    21,092,108
Cisco Systems Inc.                                                               5,000     252,812              5,000       252,812
Compaq Computer Corp.            15,000        680,625                                                         15,000       680,625
DSC Comm. Corp.                                                                  5,000     232,500              5,000       232,500
EMC Corp.                        25,000        606,250                          25,000     606,250             50,000     1,212,500
Intel Corp.                                               25,000   1,582,813     5,000     316,562             30,000     1,899,375
International
   Business Machines             35,000      3,360,000                                                         35,000     3,360,000
LSI Logic Corp.                                                                  5,000     195,625              5,000       195,625
Medtronic Inc.                                                                   2,500     192,813              2,500       192,813
Micron Technology Inc.                                                           5,000     274,375              5,000       274,375
Oracle Systems                                                                   6,000     231,750              6,000       231,750
Three Com Corp.                                                                  4,000     268,000              4,000       268,000
                                            26,556,358             1,582,813             2,787,339        0              30,926,510
Telecommun. (0.8%)
Harris Corp.                    150,000      7,743,750                                                        150,000     7,743,750
MCI Communications                                                              25,000     550,000             25,000       550,000
Telefonos de
   Mexico 'L' ADR                                                                9,000     266,625              9,000       266,625
U.S. Robotics                                                                    2,000     218,000              2,000       218,000
                                             7,743,750         0           0             1,034,625        0               8,778,375


Transport  (2.7%)
Atlantic
  Southeast Air.                                                                10,000     301,250             10,000       301,250
Norfolk
 Southern Corp.                 470,000     31,666,250                                                        470,000    31,666,250
                                            31,666,250         0           0               301,250        0              31,967,500


Utilities (11.5%)
BCF Incorporated                                          23,000     738,875                                   23,000       738,875
Carolina Power &
   Lights Co.                   480,000     14,520,000                                                        480,000    14,520,000
Ericcson L M
   Telephone Co. ADR                                     104,000   2,080,000                                  104,000     2,080,000
General Public
   Utilities Corp.            1,088,400     32,379,900                                                      1,088,400    32,379,900
GTE Corp.                       865,000     29,518,125                                                        865,000    29,518,125
Houston Ind. Inc.                                         12,500     526,562                                   12,500       526,562
Montana Power Co.                                         94,700   2,178,100                                   94,700     2,178,100
NICOR, Inc.                   1,215,700     32,671,938                                                      1,215,700    32,671,938
PacifiCorp                                                                       8,000     150,000              8,000       150,000
PECO Energy Co.                                                                  5,000     138,035              5,000       138,035
Southern Co.                    710,000     15,886,250                                                        710,000    15,886,250
Telefonos de Mexico,
   Class L Spons. ADR                                    100,500   2,977,309                                  100,500     2,977,309
Ohio Edison Co.                  20,000        452,500                                                         20,000       452,500
                                           125,428,713             8,500,846               288,035                      134,217,594


Miscellaneous-
         (5.8%)
AMP Inc.                         20,000        845,000                                                         20,000       845,000
Comerica Inc.                    10,000        321,250                                                         10,000       321,250
Cantor Fitzgerald             1,185,934      1,185,934                                                      1,185,934     1,185,934
Florida Progress Corp.           15,000        468,750                                                         15,000       468,750
Hanson PLC ADR                   80,000      1,410,000                                                         80,000     1,410,000
Houston Industries               50,000      2,106,250                                                         50,000     2,106,250
Omnicon Group Inc.               20,000      1,212,500                                                                    1,212,500
Miscellaneous
Briggs & Stratton Corp.         300,000     10,350,000                                                        300,000    10,350,000
Emprfsas Ica ADR                                         105,000   1,076,250                                  105,000     1,076,250
Nucor Corp.                                                                     10,000     535,000             10,000       535,000
Pittson Ser. Grp.                                         30,000     720,000                                   30,000       720,000
Raytheon Co.                    431,200     33,471,900                                                        431,200    33,471,900
Reuters
  Holdings PLC-ADR                                                               3,500     175,438              3,500       175,438
Textron, Inc.                   235,000     13,659,375                                                        235,000    13,659,375
                                            65,030,959             1,796,250               710,438        0              67,537,647

 Total Common Stocks
  (Cost $923,918,738)                      969,157,199            76,353,790            12,256,656                    1,057,767,645


Convertible
Preferred Stocks (0.4%)
Glendale Federal Pfd.
     Series E Conv.              60,000      2,040,000                                                         60,000     2,040,000
AK Steel Holding Pfd.            45,000      1,293,750                                                         45,000     1,293,750
Reynolds
  Metals Co. CVTP                20,000        965,000                                                         20,000       965,000
 Total Convertible
Preferred Stocks
      (Cost $3,937,061)                     $4,298,750         0           0         0           0       0    125,00      4,298,750

U.S. Treasury
     Obligations (0.9%)
U.S. Treas. Bill 9/14/95                                                       475,000     469,808            475,000       469,808
U.S. Treas. Bill 5/30/96                                                         5,000       4,750              5,000         4,750
U.S. Treas. Notes
    6.5% 11/30/96            10,000,000     10,096,860                                                     10,000,000    10,096,860
Total U.S. Treasury
         Obligations
    (Cost $10,359,530)                      10,096,860         0           0               474,558                       10,571,418



Repurchase
     Agreements (7.8%)
Donaldson, Lufkin,
and Jenrette
   Securities Corp.
6.0% dated
     6/30/95, due 7/3/95     82,166,000     82,166,000                                                     82,166,00     82,166,000
J.P. Morgan Securities
6.2% 7/3/95                                            6,210,704    6,210,704                              6,210,704      6,210,704
     Total Repurchase
 Agreements
    (Cost $88,376,704)*                     82,166,000              6,210,704         0          0      0                88,376,704


Total Investments
(Cost -
  $1,026,592,033)**(99.4%)               1,065,718,809             82,564,494          12,731,214                     1,161,014,517

Other Assets
   & Liabilities (0.6%)                     6,359,538                (56,978)              206,650                        6,509,210

Total Net Assets (100.0%)               $1,072,078,347           $82,507,516           $12,937,864                   $1,167,523,727

* The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

** Also represents cost for federal tax purposes.

(See Notes which are an integral part of the Pro-Forma Financial Statements)


                                                                   Lexicon
                                                   Evergreen    Select Value     FFB Equity                            Pro Forma
                                                   Value Fund       Fund            Fund            Adjustments        Combined

   ASSETS:
   Investments in securities, at value
      (Cost $ 1,026,592,033)                    $1,065,718,809   $82,564,494      $12,731,214                       $1,161,014,517
   Cash                                                      0        14,329          247,408                              261,737
   Interest receivable                                  69,344             0                0                               69,344
   Dividends receivable                              2,568,213        92,744           18,844                            2,679,801
   Receivable for investment securities sold         5,416,799             0          264,159                            5,680,958
   Receivable for fund shares sold                   1,053,305             0                0                            1,053,305
   Prepaid expenses                                          0             0              152                                  152
                        TOTAL ASSETS             1,074,826,470    82,671,567       13,261,777                        1,170,759,814

   LIABILITIES:
   Payable for investment securities purchased       1,160,924        85,993          309,416                            1,556,333
   Due to custodian bank                               751,891             0                0                              751,891
   Payable for fund shares repurchased                 597,153             0                0                              597,153
   Accrued advisory fee                                144,913        50,011           14,497                              209,421
   Accrued expenses                                     93,242        28,047                0                              121,289
                     TOTAL LIABILITIES               2,748,123       164,051          323,913                            3,236,087

                         NET ASSETS              1,072,078,347    82,507,516       12,937,864                        1,167,523,727

   NET ASSETS CONSIST OF:
   Paid in capital                                 925,498,906    68,326,919       10,773,908                        1,004,599,733
   Undistributed net investment income                (664,108)        1,896           42,862                             (619,350)
   Accumulated realized gain on investments         23,262,949     5,658,527          199,384                           29,120,860
   Net unrealized appreciation of investments      123,980,600     8,520,174        1,921,710                          134,422,484
                         NET ASSETS              1,072,078,347    82,507,516       12,937,864                        1,167,523,727


   Net asset value and offering price per share:
   Class A                                              $19.26             -                -                               $19.26

   Maximum offering price (4.75% sales charge)          $20.22             -                -                               $20.22

   Class B                                              $19.26             -                -                               $19.26

   Class C                                              $19.24             -                -                               $19.24

   Class Y                                              $19.26         13.40          13.10                                 $19.26

   Net Assets:
   Class A                                          273,746,370                                                         273,746,370

   Class B                                          121,178,524                                                         121,178,524

   Class C                                              626,156                                                             626,156

   Class Y                                          676,527,297       82,507,516    12,937,864                          771,972,677

   Shares outstanding:
   Class A                                           14,214,559                                                          14,214,559

   Class B                                            6,292,129                                                           6,292,129

   Class C                                               32,541                                                              32,541

   Class Y                                           35,134,028       6,156,989       987,253   (2,188,615)              40,089,655


   (See Notes which are an integral part of the Pro Forma Financial Statements)



                                                      Lexicon        FFB Equity
                                       Evergreen     Select Value      Fund
                                       Value Fund       Fund
   INVESTMENT INCOME
   Interest income                    $34,420,099    $1,895,529      $163,370

   EXPENSES:
   Investment advisory fee              4,595,210       453,283        34,228
   Trustees' fees                          13,630         2,402         6,340
   Administrative personnel and
    service fees                          765,514       102,744        17,114
   Custodian and portfolio accounting
    fees                                  252,644         1,888         9,843
   Transfer and dividend
           disbursing agent               513,913           140         9,958
   fees 12B-1 Distribution &
       Servicing Fees:
        Class "A"                         832,981             0             0
        Class "B"                         387,870             0             0
        Class "C"                         299,902             0             0
        Class "Y"                           2,099             0             0
   Fund share registration costs          106,589        10,189         3,776
   Professional fees                       23,313        19,343         9,467
   Printing and postage                    13,542        14,126        13,615
   Insurance premiums                      17,766           867           198
   Miscellaneous                            6,666         2,682         9,141
        TOTAL EXPENSES                  7,831,639       607,664       113,680

   Less fee waiver and expense
    reimbursements                             0      (153,332)      (51,342)

        NET EXPENSES                    7,831,639       454,332        62,338

   NET INVESTMENT INCOME               26,588,460     1,441,197       101,032

   NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized loss on investments    37,097,646     6,467,067       157,896
   Net increase (decrease) in
        unrealized appreciation of
        investments                   111,438,800     8,645,928     2,006,657
   Net gain (loss) on investments     148,536,446    15,112,995     2,164,553
   Net increase in net assets
        resulting from operations     175,124,906    16,554,192     2,265,585


                   Pro Forma
    Adjustments       Combined

        $0     $36,478,998


  (159,280)(1)   4,923,441
    (8,742)(2)      13,630

  (469,243)(1)     416,129

   (35,536)(3)     228,839

   (68,359)(2)     455,652


         0         832,981
         0         387,870
      (180)(4)     299,722
    (2,099)(4)           0
   (26,704)(2)      93,850
   (22,982)(2)      29,141
   (25,638)(5)      15,645
    (1,935)(5)      20,766
   (11,028)(5)       7,461
  (827,856)      7,725,127


  204,674 (6)            0

  (623,182)      7,725,127

   623,182      28,753,871



         0      43,722,609


               122,091,385
          0    165,813,994

   623,182     194,567,865




   (See Notes which are an integral part of the Pro Forma Financial Statements)

(1)Reflects an decrease in investment advisory fee and a decrease in administrative personnel and service fees based on the surviving Fund's fee schedul

(2)Reflects elimination of duplicate service fees.

(3)Based on surviving Fund's contract in effect for custodian and portfolio accounting services

(4)Reflects a decrease in distribution service fees shares based on the surviving Fund's fee schedule.

(5)Adjustment reflects the expected cost savings when the funds combine.

(6)Reflects an adjustment in waiver of investment advisory fee based on the surviving Fund's voluntary advisory fee waiver in effect for the year ended June 30, 1995



Evergreen Value Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)
June 30, 1995


1. Basis of Combination - The Pro forma Statement of Assets and Liabilities, including the Pro Forma Portfolio of Investments, and the related Pro forma
Statement of Operations ("Pro forma Statements") reflect the accounts of Evergreen Value Fund ( Evergreen ), FFB Equity Fund ( FFB Equity ) and Lexicon Select Value Fund ("Lexicon") at June 30, 1995 and for the year then ended.

The Pro forma Statements give effect to the proposed transfer of all assets and liabilities of FFB Equity and Lexicon Value Fund shares in exchange for shares of Evergreen. The Pro forma Statements do not reflect the expense of each Fund in carrying out its obligations under the Agreement and Plan of Reorganization. The actual fiscal year end of the combined Fund will be December 31, the fiscal year end of Evergreen.

The  Reorganization will be accomplished through a series of acquisitions of substantially all of the assets of the aforementioned funds by Evergreen, and in addition assume certain identified
liabilities  of  the  same.    Thereafter there will be a distribution
of such shares of Evergreen to shareholders of the aforementioned funds in liquidation and subsequent termination thereof. The information contained herein is based on the experience of each fund for the year ended June 30, 1995 and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen, FFB and Lexicon in connection with the Reorganization (including the cost of any proxy soliciting agents), will be borne by First Union National Bank of North Carolina.

The amounts for the Evergreen Value Fund include the operations for the ABT Growth and Income Fund, which combined with the Evergreen Value Fund on June 30, 1995.

The Pro forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The pro forma net asset value per share assumes the issuance of additional shares of Evergreen Class Y which would have been issued at June 30, 1995 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the net assets of the funds as of June
30, 1995 of $82,507,516 and $12,937,864 for Lexicon and FFB respectively, and the net asset value per share of the respective share class of Evergreen of $19.26. Additional shares issued were converted and distributed among the aformentioned funds according to their relative share value conversion ratio.

The  pro  forma  shares outstanding of 14,214,559 Class A, 6,292,129
Class B, 32,541

Class C, and 40,089,655 Class Y consist of 4,955,627 additional shares of Class Y to be issued in the proposed reorganization, as calculated above, in addition to shares of Evergreen outstanding as of June 30, 1995.

3. Pro Forma Operations - The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro forma operating expenses include the actual expenses of the Funds and the combined Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory, administrative personnel and service fees and distribution service fees have been charged to the combined Fund based on the fee schedule in effect for Evergreen at the combined level of average net assets for the
year ended   June 30, 1995.